Net borrowings - Bonds issued and repaid (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Schedule of bonds issued and repaid [line items]
Repaid	$ (1,667)	$ (1,650)	[1]	$ (2,060)	[1]
Bonds issued and repaid	558	887		911
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	535	548		1,800
Repaid	(1,167)	0		(1,060)
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	0		1,171
$ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,690	1,989		0
Repaid	$ (500)	$ (1,650)		$ (1,000)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.